ACCOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Other Liabilities
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Accounts payable and accrued liabilities	$1,636	$1,810
Loans and notes payables	769	500
Derivative liabilities	399	242
Deferred revenue	242	195
Other liabilities	6	2
Total accounts payable and other liabilities	$3,052	$2,749